Document and Entity Information	Mar. 25, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 25, 2021
Entity File Number	001-38493
Entity Registrant Name	EXP WORLD HOLDINGS, INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	98-0681092
Entity Address, Address Line One	2219 Rimland Drive, Suite 301
Entity Address, City or Town	Bellingham
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98226
City Area Code	360
Local Phone Number	685-4206
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(g) Security	Common Stock, par value $0.00001 per share
Trading Symbol	EXPI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001495932
Amendment Flag	false
Current Fiscal Year End Date	--12-31